Financial instruments and risk management (Details) - Schedule of corporation’s significant financial liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management (Details) - Schedule of corporation’s significant financial liabilities [Line Items]
Accounts payable and accrued liabilities	$ 2,272,850	$ 920,914
Carrying Value [Member]
Financial instruments and risk management (Details) - Schedule of corporation’s significant financial liabilities [Line Items]
Accounts payable and accrued liabilities	2,272,850	920,914
Loan payable		2,543,083
Amount owing for Miner Lease Agreement 2,940,412	2,940,412
Deposit payable	1,788,500
Total	7,001,762	3,463,997
Less than 1 year [Member]
Financial instruments and risk management (Details) - Schedule of corporation’s significant financial liabilities [Line Items]
Accounts payable and accrued liabilities	2,272,850	920,914
Loan payable		2,146,231
Deposit payable
Total	5,213,262	3,067,145
1-3 years [Member]
Financial instruments and risk management (Details) - Schedule of corporation’s significant financial liabilities [Line Items]
Accounts payable and accrued liabilities
Loan payable		570,933
Amount owing for Miner Lease Agreement 2,940,412
Deposit payable	1,788,500
Total	1,788,500	570,933
4-5 years [Member]
Financial instruments and risk management (Details) - Schedule of corporation’s significant financial liabilities [Line Items]
Accounts payable and accrued liabilities
Loan payable
Amount owing for Miner Lease Agreement 2,940,412
Deposit payable
Total
More than 5 years [Member]
Financial instruments and risk management (Details) - Schedule of corporation’s significant financial liabilities [Line Items]
Accounts payable and accrued liabilities
Loan payable
Amount owing for Miner Lease Agreement 2,940,412
Deposit payable
Total
Total [Member]
Financial instruments and risk management (Details) - Schedule of corporation’s significant financial liabilities [Line Items]
Accounts payable and accrued liabilities	2,272,850	920,914
Loan payable		2,717,164
Amount owing for Miner Lease Agreement 2,940,412	2,940,412
Deposit payable	1,788,500
Total	$ 7,001,762	$ 3,638,078